NON-CONTROLLING INTEREST (Details Narrative) - USD ($)	Mar. 15, 2023	Mar. 14, 2023	Nov. 29, 2021	Aug. 12, 2021	Apr. 02, 2019	Jun. 22, 2021
Noncontrolling Interest [Line Items]
Share issuance, shares			51,217
SBetOne Inc [Member]
Noncontrolling Interest [Line Items]
Equity ownership percentage				59.02%
VON Acquisition Inc [Member]
Noncontrolling Interest [Line Items]
Equity ownership percentage				6.31%
EnderbyWorks, LLC [Member]
Noncontrolling Interest [Line Items]
Equity ownership percentage						51.00%
Motoclub LLC [Member]
Noncontrolling Interest [Line Items]
Equity ownership percentage						80.00%
VON Acquisition Inc [Member]
Noncontrolling Interest [Line Items]
Stock Issued During Period, Shares, Acquisitions				5,902,174
Business Acquisition, Percentage of Voting Interests Acquired				6.31%
Subsequent Event [Member]
Noncontrolling Interest [Line Items]
Debt instrument maturity date	Dec. 31, 2024	Dec. 31, 2028
Subsequent Event [Member] | Promissory Note Agreement [Member]
Noncontrolling Interest [Line Items]
Notes payable	$ 1,828,000
Debt instrument interest rate	8.00%
Debt instrument maturity date	Jul. 06, 2024
Net revenues	$ 6,000,000
Subsequent Event [Member] | EnderbyWorks, LLC [Member]
Noncontrolling Interest [Line Items]
Secured promissory note	100.00%
SBetOne Inc [Member] | Third Party [Member]
Noncontrolling Interest [Line Items]
Share issuance, shares					2,000,000
Number of shares cancelled					1,097,826
Other share increase (decrease)					2,097,826
Sale of stock, percentage of ownership after transaction					59.02%